Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Multi-Manager Growth Strategies Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Multi-Manager Growth Strategies Fund
Class Name	Institutional Class
Trading Symbol	CZMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Manager Growth Strategies Fund (the Fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selection in the communication services and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweights to the financials and communication services sectors, and an underweight to the information technology sector, positively impacted relative performance.
Individual holdings
| Positions in Netflix, Inc., an entertainment services provider, and Tesla, Inc., an electric vehicle manufacturer, and an underweight to Microsoft Corp., a software, services, devices and solutions provider, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selection in the information technology, financials and consumer staples sectors detracted from the Fund’s relative results during the annual period.
Allocations
| Overweights to the health care and industrials sectors detracted from relative performance.
Individual holdings
| An underweight to Apple, Inc., a manufacturer and seller of electronic devices, and overweights to Regeneron Pharmaceuticals, Inc., a biotechnology company, and Novo Nordisk A/S, a global health care company, were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b)	7.43	18.62	13.16
Russell 1000 ® Growth Index	7.76	20.09	15.12
Russell 1000 ® Index (c)	7.82	18.47	12.18
(a)
The returns shown for periods prior to January 3, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to October 2022 reflects returns achieved by one or more different subadvisers that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

(c)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to October 2022 reflects returns achieved by one or more different subadvisers that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 4,032,092,578
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 29,413,552
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 4,032,092,578
Total number of portfolio holdings	153
Management services fees (represents 0.65% of Fund average net assets)	$ 29,413,552
Portfolio turnover for the reporting period	52%

Holdings [Text Block]
Graphical
Representation
of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	8.1%
Microsoft Corp.	7.0%
Meta Platforms, Inc., Class A	6.4%
Amazon.com, Inc.	6.2%
Apple, Inc.	5.6%
Netflix, Inc.	4.7%
Visa, Inc., Class A	4.2%
Tesla, Inc.	3.7%
Alphabet, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	8.1%
Microsoft Corp.	7.0%
Meta Platforms, Inc., Class A	6.4%
Amazon.com, Inc.	6.2%
Apple, Inc.	5.6%
Netflix, Inc.	4.7%
Visa, Inc., Class A	4.2%
Tesla, Inc.	3.7%
Alphabet, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.0%